UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5034

Salomon Funds Trust

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

     Robert I. Frenkel, Esq.
Salomon Brothers Asset Management Inc.
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31
Date of reporting period: March 31, 2005

SALOMON FUNDS TRUST

NATIONAL TAX FREE BOND FUND
CALIFORNIA TAX FREE BOND FUND
NEW YORK TAX FREE BOND FUND
MID CAP FUND

     FORM N-Q
MARCH 31, 2005

ITEM 1.        SCHEDULE OF INVESTMENTS

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND

Schedules of Investments (unaudited)	March 31, 2005

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

MUNICIPAL BONDS & NOTES - 97.6%
California - 9.9%
$ 500,000	Aaa	California State Department of Water Resources & Power Supply Revenue,
		Series A, MBIA/IBC-Insured, 6.000% due 5/1/15	$571,475
1,000,000	Aa3	California State Economic Recovery, GO, Series A, 5.000% due 7/1/17	1,049,600
1,000,000	Aaa	Calleguas Las Virgines Public Financing Authority Revenue, Refunding Bonds,
		Series B, MBIA-Insured, 5.250% due 7/1/17	1,091,340
1,250,000	Aaa	Huntington Beach Union High School District, Election 2004, GO, FSA-Insured,
		5.000% due 8/1/29	1,295,150

			4,007,565

Colorado - 5.8%
500,000	Baa2	Colorado Health Facilities Authority Revenue, Refunding Bonds,
		(Poudre Valley Health Care Inc.), 5.000% due 3/1/25	496,240
1,680,000	Aaa	Summit County School District Re-1, GO, Series B, FSA-Insured, 5.250%
		due 12/1/16	1,855,241

			2,351,481

Florida - 1.5%
		Miami, Dade County, FL Aviation Revenue, Miami International Airport:
250,000	Aaa	Series A, AMT, FGIC-Insured, 5.550% due 10/1/13	271,452
300,000	Aaa	Series B, AMT, MBIA-Insured, 5.250% due 10/1/17	319,650

			591,102

Illinois - 10.2%
1,250,000	Aaa	Chicago O'Hare International Airport Revenue, Refunding Bonds, Series A-2,
		FSA-Insured, 5.750% due 1/1/19 (b)	1,383,663
250,000	Aaa	Cook County, IL, GO, Refunding Bonds, Series A, MBIA-Insured, 5.625%
		due 11/15/16	267,753
1,500,000	Aaa	Illinois State, GO, First Series, FGIC-Insured, 6.100% due 1/1/20	1,666,080
750,000	Aaa	Will County Community Consolidated School District No. 30-C Troy Township,
		GO, Series B, FSA-Insured, 5.250% due 2/1/20	806,370

			4,123,866

Indiana - 4.1%
1,550,000	Aaa	Indiana Transportation Finance Authority Highway Revenue, Series A,
		FGIC-Insured, 5.250% due 6/1/29	1,645,914

Iowa - 0.2%
70,000	Aaa	Iowa Finance Authority Single Family Revenue, Mortgage-Backed Securities
		Program, Series A, FNMA/GNMA-Collateralized, 6.000% due 7/1/13	72,708

Kentucky - 2.8%
750,000	Aaa	Kenton County, KY Airport Board Revenue, Refunding Bonds, Series A,
		MBIA-Insured, 5.625% due 3/1/15 (b)	811,125
300,000	Aaa	Louisville & Jefferson County, KY Regional Airport Authority Revenue,
		Series A, FSA-Insured, 5.750% due 7/1/17 (b)	327,237

			1,138,362

Massachusetts - 19.1%
2,500,000	Aaa	Massachusetts Bay Transportation Authority, General Transportation System
		Revenue, Refunding Bonds, Series A, MBIA-Insured, 5.500% due 3/1/15	2,817,200
		Massachusetts State, GO, Consolidated Loans:
3,900,000	Aa2	Series A, Pre-Refunded - Escrowed with U.S. government agency securities
		to 2/1/10 (Call @ 101), 6.000% due 2/1/14	4,374,864
500,000	Aaa	Series D, FSA-Insured, Pre-Refunded - Escrowed with U.S. government agency
		securities to 12/1/14 (Call @ 100), 5.000% due 12/1/19	538,865

			7,730,929

See Notes to Schedules of Investments.

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

Mississippi - 0.2%
$ 65,000	A†	Mississippi Higher Education Assistance Corp. Revenue, Refunding Bonds,
		Sub-Series C, 6.050% due 9/1/07 (b)	$65,224

New Hampshire - 2.7%
1,000,000	Aaa	New Hampshire Health & Education Facilities Authority Revenue,
		(University of New Hampshire), AMBAC-Insured, 5.375% due 7/1/20	1,094,450

New Jersey - 4.1%
		New Jersey EDA, Motor Vehicle Surcharges Revenue, Series A,
		MBIA-Insured:
500,000	Aaa	5.250% due 7/1/16	544,220
750,000	Aaa	5.250% due 7/1/17	815,730
280,000	Aaa	Passaic Valley, NJ Sewage Commissioners, Sewer System Revenue,
		Series D, AMBAC-Insured, Pre-Refunded - Escrowed to maturity with
		U.S. government securities, 5.750% due 12/1/07	300,317

			1,660,267

New Mexico - 1.3%
500,000	Aaa	New Mexico Finance Authority State Transportation Revenue, Refunding
		Bonds, Series A, MBIA-Insured, 5.250% due 6/15/23	534,945

New York - 19.1%
2,750,000	Aaa	Metropolitan Transportation Authority Transit Revenue, Refunding Bonds,
		Series A, AMBAC-Insured, 5.500% due 11/15/15	3,058,275
		New York City, NY, GO:
500,000	A1	Series A, 5.750% due 8/1/16	549,375
750,000	Aaa	Series D, FSA-Insured, 5.000% due 11/1/17	796,867
265,000	Aa1	New York City, NY Transitional Finance Authority Revenue, Series B,
		Pre-Refunded - Escrowed with U.S. government securities to 5/15/10
		(Call @ 101), 6.125% due 11/15/14	303,118
250,000	A1	New York State Dormitory Authority Lease Revenue, State University
		Dormitory Facilities, Series A, Pre-Refunded - Escrowed with U.S. government
		securities to 7/1/10 (Call @ 101), 6.000% due 7/1/14	281,750
1,750,000	A1	New York State Thruway Authority, State Personal Income Tax Revenue,
		Series A, 5.500% due 3/15/20	1,912,190
750,000	Aa3	Triborough Bridge & Tunnel Authority Revenue, Refunding Bonds, Series B,
		5.250% due 11/15/16	812,497

			7,714,072

North Dakota - 0.3%
120,000	Aa2	North Dakota State Housing Finance Agency Revenue, Refunding Bonds,
		Housing Finance Program - Home Mortgage, Series A, 6.100% due 7/1/13 (b)	121,540

Oregon - 5.4%
		Multnomah County, OR Hospital Facilities Authority Revenue, Providence
		Health System:
1,000,000	Aa3	5.250% due 10/1/16	1,095,410
1,000,000	Aa3	5.250% due 10/1/20	1,071,770

			2,167,180

Texas - 6.2%
60,000	Aaa	Austin, TX, Airport System Revenue, Series A, MBIA-Insured,
		Pre-Refunded - Escrowed to maturity with state and local government
		securities, 6.500% due 11/15/05 (b)	61,444
1,100,000	Aaa	Hidalgo County, TX, GO, FGIC-Insured, 5.500% due 8/15/16	1,216,072
85,000	Aaa	Houston, TX, GO, Refunding Bonds, FSA-Insured, 5.750% due 3/1/17	93,769

See Notes to Schedules of Investments.

SALOMON BROTHERS NATIONAL TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

Texas - 6.2% (continued)
$ 1,000,000	Aaa	Keller, TX Independent School District, GO, Refunding Bonds, PSFG,
		5.250% due 8/15/22	$1,058,600
55,000	Aaa	Northside, TX Independent School District, GO, Refunding Bonds, PSFG,
		6.000% due 8/15/16	61,466

			2,491,351

Washington - 4.7%
750,000	Aaa	Energy Northwest Washington Electric Revenue, Columbia Generating Station,
		Refunding Bonds, Series A, FSA-Insured, 5.500% due 7/1/16	816,517
500,000	Aaa	Snohomish County, WA School District No. 2 Everett, GO, FSA-Insured,
		5.500% due 12/1/16	551,145
500,000	Aaa	Tacoma, WA Electric System Revenue, Refunding Bonds, Series A,
		FSA-Insured, 5.750% due 1/1/16	553,845

			1,921,507

		TOTAL MUNICIPAL BONDS & NOTES
		(Cost - $38,487,345)	39,432,463

VARIABLE RATE DEMAND NOTES (c) - 1.2%
Minnesota - 0.7%
285,000	VMIG 1	Minnesota State Higher Education Facilities Authority Revenue,
		(St. Olaf College), Series 5-H, LOC - Harris Trust & Savings Bank
		(Expires 10/25/05), 2.120% due 4/1/05	285,000

Texas - 0.5%
200,000	VMIG 1	Guadalupe-Blanco River Authority, TX PCR, (Central Power & Light Co. Project),
		Refunding Bonds, LOC - Barclays Bank PLC (Expires 11/3/05), 2.120%
		due 4/1/05	200,000

		TOTAL VARIABLE RATE DEMAND NOTES
		(Cost - $485,000)	485,000

		TOTAL INVESTMENTS - 98.8% (Cost - $38,972,345*)	39,917,463
		Other Assets in Excess of Liabilities - 1.2%	491,413

		TOTAL NET ASSETS - 100.0%	$40,408,876

(a)	All ratings are by Moody's Investors Service, except for those identified by a dagger (†), which are rated by Fitch Ratings.

(b)	Income from this security is considered a preference item for purposes of calculating the alternative minimum tax.

(c)	Variable rate demand notes have a demand feature under which the Fund may tender the security to the issuer within seven days notice. The maturity date shown is the date of the next interest rate change.

*	Aggregate cost for federal income tax purposes is substantially the same. See pages 12 through 14 for definitions of ratings and certain abbreviations.

Summary of Investments by Industry**	March 31, 2005

General Obligation	41.0%
Transportation	27.3
Aviation	8.1
HealthCare	6.8
Power	4.9
Education	3.7
Water & Sewer	3.5
Miscellaneous	3.4
Sales Tax	0.8
Housing	0.5

100.0%

**  As a percentage of long term investments. Please note that Fund holdings are subject to change.

See Notes to Schedules of Investments.

SALOMON BROTHERS CALIFORNIA TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

MUNICIPAL BONDS & NOTES - 93.2%
General Obligation - 19.7%
$ 1,000,000	Aaa	Glendale, CA Unified School District, GO, Series C, FSA-Insured, 5.750%
		due 9/1/13	$1,107,010
250,000	Aaa	Placer, CA Union High School District, GO, Series A, FGIC-Insured, 6.000%
		due 8/1/14	281,000
575,000	Aaa	Pomona, CA Unified School District, GO, Refunding Bonds, Series A,
		MBIA-Insured, 6.500% due 8/1/19	675,084

			2,063,094

Housing - 11.5%
		California Housing Finance Agency Revenue:
1,000,000	Aaa	MFH III, Series A, MBIA-Insured, 5.850% due 8/1/17 (b)	1,039,050
170,000	Aa3	SFH Mortgage Purchase Program, Series A-2, Class III, 4.800%
		due 8/1/12 (b)	172,660

			1,211,710

Miscellaneous - 5.8%
250,000	Aa3	Sacramento County, CA Sanitation District Finance Authority Revenue,
		Refunding Bonds, Series A, 6.000% due 12/1/14	282,073
300,000	Aaa	Puerto Rico Commonwealth Public Finance Corp. Revenue, Commonwealth
		Appropriation, Refunding Bonds, Series A, LOC - Government Bank for
		Puerto Rico (Expires 4/12/12) and FGIC-Insured, 5.250% due 8/1/31	328,362

			610,435

Transportation - 22.0%
2,000,000	Aaa	Intermodal Container Transfer Facility Joint Powers Authority Revenue,
		Refunding Bonds, Series A, AMBAC-Insured, 5.750% due 11/1/14	2,310,460

Water & Sewer - 34.2%
1,000,000	Aaa	Fresno, CA Sewer Revenue, Series A-1, AMBAC-Insured, 6.250% due 9/1/14	1,183,500
1,500,000	Aaa	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Refunding
		Bonds, MBIA-IBC Insured, 6.250% due 7/1/13	1,776,420
560,000	Aa3	San Diego County, CA Water Authority Revenue, Refunding Bonds, COP,
		Series A, 5.750% due 5/1/12	632,705

			3,592,625

		TOTAL MUNICIPAL BONDS & NOTES
		(Cost - $8,982,614)	9,788,324

VARIABLE RATE DEMAND NOTE (c) - 4.8%
Industrial Development - 4.8%
500,000	VMIG 1	California State Economic Recovery Revenue, Series C-7, LOC - BNP Paribas
		(Expires 6/15/09), 2.280% due 4/1/05 (Cost - $500,000)	500,000

		TOTAL INVESTMENTS - 98.0% (Cost - $9,482,614*)	10,288,324
		Other Assets in Excess of Liabilities - 2.0%	209,616

		TOTAL NET ASSETS - 100.0%	$10,497,940

(a)	All securities are rated by Moody's Investors Service.

(b)	Income from this security is considered a preference item for purposes of calculating the alternative minimum tax.

(c)	Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than seven days notice. The maturity date shown is the date of the next interest rate change.

*	Aggregate cost for federal income tax purposes is substantially the same. See pages 12 through 14 for definitions of ratings and certain abbreviations.

See Notes to Schedules of Investments.

SALOMON BROTHERS NEW YORK TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

MUNICIPAL BONDS & NOTES - 92.9%
Education - 31.5%
$ 1,000,000	A†	New York Municipal Bond Bank Agency, Special School Purpose Revenue, Series C,
		5.500% due 6/1/16	$1,090,370
		New York State Dormitory Authority Revenue:
3,000,000	Aaa	City University of New York, Consolidated 2nd General Resolution Revenue Bonds,
		Series A, AMBAC-Insured, 5.750% due 7/1/18	3,491,610
1,000,000	Aaa	Columbia University, Series B, 5.375% due 7/1/15	1,102,790
		Court Facilities, Series A:
2,000,000	A2	5.000% due 5/15/08	2,097,260
1,500,000	A2	5.500% due 5/15/17	1,632,795
2,000,000	Aaa	Mental Health Services Facilities Improvement, Series D, FGIC Insured,
		5.000% due 2/15/23	2,088,540
825,000	Aaa	Municipal Health Facilities Program, Series 1, FSA-Insured, 5.500% due 1/15/14	900,702
		New York University, Series A, MBIA-Insured:
1,000,000	Aaa	5.750% due 7/1/15	1,153,050
6,300,000	Aaa	5.750% due 7/1/27	7,448,364
2,500,000	Aaa	North Shore University Hospital, MBIA-Insured, 5.500% due 11/1/14	2,823,325
1,500,000	Aaa	School District Financing Program, Series A, MBIA-Insured, 5.750% due 10/1/17	1,683,885
		State University:
1,070,000	Aaa	Adult Facilities, Series C, FSA-Insured, 5.750% due 5/15/17	1,240,494
		Dormitory Facilities:
1,160,000	A1	Series A, 6.000% due 7/1/15	1,306,125
1,515,000	Aaa	Series C, MBIA-Insured, 5.750% due 7/1/13	1,674,439
2,030,000	A3	Educational Facilities Series B, 5.250% due 5/15/13	2,213,004

			31,946,753

General Obligation - 9.6%
1,090,000	Aa3	34th Street Partnership Inc., NY, Refunding, Capital Improvement, 5.000% due 1/1/16	1,152,948
2,100,000	Aaa	Erie County, NY, Public Improvement, Series A, FGIC-Insured, 5.000% due 9/1/15	2,248,659
		New York City, NY:
1,000,000	A1	Series A, 5.750% due 8/1/16	1,098,750
		Series B:
1,000,000	A1	5.625% due 12/1/13	1,098,360
2,450,000	A1	5.750% due 8/1/14	2,699,409
1,250,000	Aaa	Puerto Rico Commonwealth, Refunding, Public Improvement, Series A, MBIA-Insured,
		5.500% due 7/1/16	1,434,188

			9,732,314

Highway/Tolls - 9.4%
		New York State Thruway Authority:
1,000,000	Aaa	Highway & Bridge Transportation Fund, Refunded, Series C, AMBAC-Insured,
		5.500% due 4/1/15	1,104,130
5,275,000	Aa3	Refunded, Series E, 5.250% due 1/1/13	5,605,954
1,100,000	A2	Service Contract Revenue, Local Highway & Bridge, 5.500% due 4/1/14	1,206,755
1,500,000	Aaa	Puerto Rico Commonwealth Highway & Transportation Authority, Highway Revenue,
		Series G, FGIC-Insured, 5.250% due 7/1/16	1,644,750

			9,561,589

Housing - 9.4%
1,645,000	Aa2	New York City Housing Development Corp., MFH Revenue, Series E, SONYMA-Insured,
		6.100% due 11/1/19	1,749,902
2,575,000	Aaa	New York State HFA Refunded, State University Construction, Series A, 7.900%
		due 11/1/06	2,681,708
3,200,000	Aa1	New York State Mortgage Agency Revenue, Home Owner Mortgage,
		Series 71, 5.350% due 10/1/18 (b)	3,253,760
1,640,000	Aaa	Schenectady New York Industrial Development Agency, Civic Facility Revenue,
		(Union College Project) Series A, 5.500% due 7/1/16	1,799,194

			9,484,564

See Notes to Schedules of Investments.

SALOMON BROTHERS NEW YORK TAX FREE BOND FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE
AMOUNT	RATING(a)	SECURITY	VALUE

Power - 1.6%
$ 1,500,000	Aaa	Long Island Power Authority, NY Electric System Revenue, Series C, MBIA/IBC-Insured,
		5.500% due 9/1/21	$1,649,100

Sales Tax - 17.2%
		New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
		Series A:
5,000,000	Aa1	5.750% due 2/15/16	5,510,200
1,685,000	Aa1	5.500% due 11/15/17	1,855,168
580,000	Aa1	Unrefunded, 5.750% due 2/15/14	644,392
1,155,000	Aa1	Series B, 5.375% due 2/1/15	1,263,316
1,000,000	Aa1	Series C, 5.875% due 11/1/14	1,131,310
		Sales Tax Asset Receivable, Corporation New York, Series A, MBIA-Insured:
2,500,000	Aaa	5.250% due 10/15/18	2,739,300
4,000,000	Aaa	5.000% due 10/15/21	4,242,640

			17,386,326

State Agencies - 5.9%
		New York State Local Assistance Corp., Refunded:
3,000,000	A1	Series C, 5.500% due 4/1/17	3,349,410
2,255,000	A1	Series E, 6.000% due 4/1/14	2,576,247

			5,925,657

Transportation - 8.3%
		Metropolitan Transportation Authority, NY:
		Service Contract, Series O:
1,000,000	A2	Commuter Facilities Revenue, 5.750% due 7/1/13	1,118,850
		Transportation Facilities Revenue:
3,000,000	A2	5.750% due 7/1/13	3,356,550
1,000,000	Aaa	MBIA-IBC Insured, 5.500% due 7/1/17	1,147,730
2,500,000	Aaa	Transit Revenue, Refunding Bonds, Series A, AMBAC-Insured, 5.500% due 11/15/15	2,780,250

			8,403,380

		TOTAL MUNICIPAL BONDS & NOTES
		(Cost - $90,372,114)	94,089,683

VARIABLE RATE DEMAND NOTES (c) - 5.7%
General Obligation - 1.6%
1,600,000	VMIG 1	New York, NY, Series H, Sub-Series H2, MBIA-Insured, 2.180% due 4/8/05	1,600,000

Housing - 2.1%
2,200,000	VMIG 1	New York State Housing Finance Agency Revenue, Series A, FNMA-Insured, 2.280% due 4/13/05	2,200,000

Sales Tax - 2.0%		New York City, NY, Transitional Finance Authority:
900,000	VMIG 1	Sub-Series C5, Future Tax Secured, SPA - Toronto Dominion Bank (Expires 11/1/05),
		2.280% due 4/8/05	900,000
1,100,000	VMIG 1	Sub-Series 2F, Liquidity Facility - Bayerische Landesbank (Expires 8/1/05), 2.280% due 4/8/05	1,100,000

			2,000,000

		TOTAL VARIABLE RATE DEMAND NOTES
		(Cost - $5,800,000)	5,800,000

		TOTAL INVESTMENTS - 98.6% (Cost - $96,172,114*)	99,889,683
		Other Assets in Excess of Liabilities - 1.4%	1,429,403

		TOTAL NET ASSETS - 100.0%	$101,319,086

(a)	All ratings are by Moody's Investors Service, except for those identified by a dagger (†), which are rated by Standard & Poor's.

(b)	Income from this security is considered a preference item for purposes of calculating the alternative minimum tax.

(c)	Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than seven days notice. The maturity date shown is the date of the next interest rate change.

*	Aggregate cost for federal income tax purposes is substantially the same. See pages 12 through 14 for definitions of ratings and certain abbreviations.

See Notes to Schedules of Investments.

SALOMON BROTHERS MID CAP FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK - 96.7%
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 1.0%
4,525	BorgWarner, Inc.	$220,277

Hotels, Restaurants & Leisure - 4.2%
2,480	GTECH Holdings Corp.	58,354
6,025	Landry's Restaurants, Inc.	174,243
8,805	Outback Steakhouse, Inc.	403,181
4,525	Station Casinos, Inc.	305,664

		941,442

Household Durables - 2.2%
1,850	HNI Corp.	83,158
2,133	Mohawk Industries, Inc. (a)	179,812
3,800	The Ryland Group, Inc.	235,676

		498,646

Media - 2.9%
5,825	Entercom Communications Corp. (a)	206,904
6,900	Lamar Advertising Co., Class A shares (a)	278,001
200	The Washington Post Co., Class B shares	178,800

		663,705

Multi-line Retail - 1.3%
1,375	The Neiman Marcus Group, Inc., Class A shares	125,826
9,475	Saks Inc. (a)	171,024

		296,850

Specialty Retail - 3.6%
12,150	AnnTaylor Stores Corp. (a)	310,918
6,400	Chico's FAS, Inc. (a)	180,864
2,525	O'Reilly Automotive, Inc. (a)	125,063
7,050	PETsMART, Inc.	202,688

		819,533

Textiles & Apparel - 0.9%
3,750	Columbia Sportswear Co. (a)	199,612

	TOTAL CONSUMER DISCRETIONARY	3,640,065

CONSUMER STAPLES - 5.5%
Food Products - 2.4%
11,860	Hormel Foods Corp.	368,965
3,650	The J.M. Smucker Co.	183,595

		552,560

Household Products - 2.3%
14,400	Church & Dwight Co., Inc.	510,768

Personal Products - 0.8%
4,025	Chattem, Inc. (a)	178,991

	TOTAL CONSUMER STAPLES	1,242,319

See Notes to Schedules of Investments.

SALOMON BROTHERS MID CAP FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

ENERGY - 7.9%
Energy Equipment & Services - 6.3%
10,500	Core Laboratories N.V. (a)	$269,535
13,700	Patterson-UTI Energy, Inc.	342,774
3,600	Precision Drilling Corp. (a)	268,776
10,700	Rowan Cos., Inc. (a)	320,251
3,500	Smith International, Inc.	219,555

		1,420,891

Oil & Gas - 1.6%
3,700	Murphy Oil Corp.	365,301

	TOTAL ENERGY	1,786,192

FINANCIALS - 15.3%
Banks - 5.1%
5,625	CVB Financial Corp.	102,037
2,225	City National Corp.	155,350
3,752	Commerce Bancshares, Inc.	180,846
6,685	Compass Bancshares, Inc.	303,499
3,550	Independence Community Bank Corp.	138,450
5,050	Popular, Inc.	122,816
3,500	TCF Financial Corp.	95,025
981	The Toronto-Dominion Bank	40,564

		1,138,587

Diversified Financials - 2.5%
7,200	Legg Mason, Inc.	562,608

Insurance - 5.7%
5,000	Assurant, Inc.	168,500
5,000	Max Re Capital Ltd.	117,650
3,675	Philadelphia Consolidated Holding Corp. (a)	284,923
10,200	Platinum Underwriters Holdings Ltd.	302,940
7,825	Scottish Re Group Ltd.	176,219
1,450	StanCorp Financial Group, Inc.	122,931
200	White Mountains Insurance Group Ltd.	121,700

		1,294,863

Real Estate - 2.0%
5,150	Developers Diversified Realty Corp.	204,713
3,850	Mack-Cali Realty Corp.	163,048
2,600	Prentiss Properties Trust	88,816

		456,577

	TOTAL FINANCIALS	3,452,635

See Notes to Schedules of Investments.

SALOMON BROTHERS MID CAP FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

HEALTHCARE - 12.8%
Biotechnology - 0.7%
10,450	Protein Design Labs, Inc. (a)	$167,096

Healthcare Equipment & Supplies - 7.2%
1,550	C.R. Bard, Inc.	105,524
5,050	DENTSPLY International, Inc.	274,770
10,900	DJ Orthopedics, Inc. (a)	273,045
5,975	Edwards Lifesciences Corp. (a)	258,239
4,125	Fisher Scientific International, Inc. (a)	234,795
5,350	Respironics, Inc. (a)	311,745
6,875	STERIS Corp. (a)	173,594

		1,631,712

Healthcare Providers & Services - 1.4%
3,850	Apria Healthcare Group, Inc. (a)	123,585
5,500	Community Health Systems, Inc. (a)	192,005

		315,590

Pharmaceuticals - 3.5%
5,328	Barr Pharmaceuticals, Inc. (a)	260,166
11,525	Medicis Pharmaceutical Corp., Class A shares	345,520
3,200	Sepracor, Inc. (a)	183,712

		789,398

	TOTAL HEALTHCARE	2,903,796

INDUSTRIALS - 19.0%
Aerospace & Defense - 1.8%
13,800	Aeroflex, Inc. (a)	128,754
3,808	Alliant Techsystems, Inc. (a)	272,082

		400,836

Airlines - 0.9%
10,475	JetBlue Airways Corp. (a)	199,444

Commercial Services & Supplies - 7.1%
4,725	ARAMARK Corp., Class B shares	124,173
2,525	ChoicePoint Inc. (a)	101,277
13,000	DST Systems, Inc. (a)	600,340
6,600	Education Management Corp. (a)	184,470
4,725	Manpower, Inc.	205,632
3,300	R.R. Donnelley & Sons Co.	104,346
10,300	Robert Half International, Inc.	277,688

		1,597,926

Construction & Engineering - 1.3%
11,000	Granite Construction, Inc.	288,970

Electrical Equipment - 0.8%
4,825	Tecumseh Products Co., Class A shares	191,118

Industrial Conglomerates - 2.4%
7,845	Carlisle Cos., Inc.	547,346

See Notes to Schedules of Investments.

SALOMON BROTHERS MID CAP FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

Machinery - 3.3%
6,075	Actuant Corp., Class A shares (a)	$272,889
2,450	Oshkosh Truck Corp.	200,876
9,800	Timken Co.	267,932

		741,697

Road & Rail - 1.4%
16,875	Werner Enterprises, Inc.	327,881

	TOTAL INDUSTRIALS	4,295,218

INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 1.6%
16,825	Carrier Access Corp. (a)	100,277
1,625	Plantronics, Inc.	61,880
12,000	Powerwave Technologies, Inc. (a)	92,880
6,700	Tekelec (a)	106,798

		361,835

Electronic Equipment & Instruments - 1.8%
5,725	Amphenol Corp., Class A shares	212,054
3,525	Diebold, Inc.	193,346

		405,400

Internet Software & Services - 0.3%
1,700	Infospace Inc. (a)	69,411

Office Electronics - 0.7%
3,200	Zebra Technologies Corp., Class A shares (a)	151,968

Semiconductor Equipment & Products - 2.6%
18,550	LSI Logic Corp. (a)	103,695
3,700	Lam Research Corp. (a)	106,782
8,225	National Semiconductor Corp.	169,517
7,600	Novellus Systems, Inc. (a)	203,148

		583,142

Software - 3.1%
16,700	Parametric Technology Corp. (a)	93,353
7,750	Quest Software, Inc. (a)	107,260
69,260	TIBCO Software, Inc. (a)	515,987

		716,600

	TOTAL INFORMATION TECHNOLOGY	2,288,356

MATERIALS - 4.6%
Chemicals - 2.3%
3,750	FMC Corp. (a)	200,438
7,725	Lubrizol Corp.	313,944

		514,382

Construction Materials - 1.0%
2,895	Rinker Group Ltd., ADR	242,572

Containers & Packaging - 1.3%
4,625	AptarGroup, Inc	240,407
1,775	Sonoco Products Co.	51,209

		291,616

	TOTAL MATERIALS	1,048,570

See Notes to Schedules of Investments.

SALOMON BROTHERS MID CAP FUND

Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
2,525	Telephone & Data Systems, Inc.	$206,040

UTILITIES - 4.5%
Electric Utilities - 1.1%
7,300	Wisconsin Energy Corp.	259,150

Gas Utilities - 1.9%
5,600	Sempra Energy	223,104
3,450	Southwestern Energy Co. (a)	195,822

		418,926

Multi-Utilities - 1.5%
6,075	SCANA Corp.	232,186
5,300	Westar Energy, Inc.	114,692

		346,878

	TOTAL UTILITIES	1,024,954

	TOTAL COMMON STOCK (Cost - $17,784,473)	21,888,145

FACE
AMOUNT

REPURCHASE AGREEMENT - 4.0%
$ 904,000	State Street Bank & Trust Co. dated 3/31/05, 2.380% due 4/1/05; Proceeds at maturity $904,060
	(Fully collaterized by U.S. Treasury Bonds, 7.625% due 2/1/25; Market value - $928,637)
	(Cost - $904,000)	904,000

	TOTAL INVESTMENTS - 100.7% (Cost - $18,688,473*)	22,792,145
	Liabilities in Excess of Other Assets - (0.7)%	(148,104)

	TOTAL NET ASSETS - 100.0%	$22,644,041

(a)	Non-income producing security.
*	Aggregate cost for federal income tax purposes is substantially the same.

See pages 12 through 14 for definitions of ratings and certain abbreviations.

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s’’) — Ratings from “AA’’ to “BBB’’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA’’ have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA’’ have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A’’ have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB’’ are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody’s Investors Service (“Moody’s’’) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa’’ to “Baa’’, where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa’’ are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge’’. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa’’ are judged to be of high quality by all standards. Together with the “Aaa’’ group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A’’ possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa’’ are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bond Ratings (unaudited) (continued)

Fitch Ratings (“Fitch”) — Ratings from “AA” to “A” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Bonds rated “AA” have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Bonds rated “A” have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Abbreviations* (unaudited)

ABAG — Association of Bay Area Governments
ACA – American Capital Assurance
ADR — American Depositary Receipt
AIG — American International Guaranty
AMBAC — American Municipal Bond Assurance Indemnity Corporation
AMT — Alternative Minimum Tax
BAN — Bond Anticipation Notes
BIG — Bond Investors Guaranty
CBI — Certificate of Bond Insurance
CGIC — Capital Guaranty Insurance Company
CHFCLI — California Health Facility Construction Loan Insurance

Abbreviations* (unaudited) (continued)

CONNIE LEE — College Construction Loan Insurance Association
COP — Certificate of Participation
EDA — Economic Development Authority
EDR — Economic Development Revenue
ETM — Escrowed To Maturity
FGIC — Financial Guaranty Insurance Company
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FLAIRS — Floating Adjustable Interest Rate Securities
FNMA — Federal National Mortgage Association
FRTC — Floating Rate Trust Certificates
FSA — Financial Security Assurance
GIC — Guaranteed Investment Contract
GNMA — Government National Mortgage Association
GO — General Obligation
HDC — Housing Development Corporation
HFA — Housing Finance Authority
IBC — Insured Bond Certificates
IDA — Industrial Development Authority
IDB — Industrial Development Board
IDR — Industrial Development Revenue
INFLOS — Inverse Floaters
ISD — Independent School District
LOC — Letter of Credit
MBIA — Municipal Bond Investors Assurance Corporation
MFH — Multi-Family Housing
MVRICS — Municipal Variable Rate Inverse Coupon Security
PCR — Pollution Control Revenue
PSFG— Permanent School Fund Guaranty
RAN — Revenue Anticipation Notes
RIBS — Residual Interest Bonds
RITES — Residual Interest Tax-Exempt Securities
SFM — Single-Family Mortgage
SPA — Standby Bond Purchase Agreements
SONYMA— State of New York Mortgage Association
TAN — Tax Anticipation Notes
TECP — Tax-Exempt Commercial Paper
TOB — Tender Option Bonds
TRAN — Tax and Revenue Anticipation Notes
SYCC — Structured Yield Curve Certificate
VA — Veterans Administration
VRDD — Variable Rate Daily Demand
VRWE — Variable Rate Wednesday Demand
XLCA — XL Capital Assurance Inc.

* Abbreviations may or may not appear in the Schedulse of Investments.

Notes to Schedules of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

Salomon Brothers National Tax Free Bond Fund (“National Tax Free Bond Fund”), Salomon Brothers California Tax Free Bond Fund (“California Tax Free Bond Fund”) and Salomon Brothers New York Tax Free Bond Fund (“New York Tax Free Bond Fund”) are separate non-diversified series of Salomon Funds Trust (“Trust”), a Massachusetts business trust. Salomon Brothers Mid Cap Fund (“Mid Cap Fund”) is a separate diversified series of the Trust. The Trust is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting policies (“GAAP”).

(a) Investment Valuations. Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at closing prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Investment Transactions. Investment transactions are accounted for on a trade date basis.

Note 2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

		California	New York
	National Tax Free	Tax Free	Tax Free
	Bond Fund	Bond Fund	Bond Fund	Mid Cap Fund

Gross unrealized appreciation	$1,167,485	$811,139	$4,362,978	$4,453,589
Gross unrealized depreciation	(222,367)	(5,429)	(645,409)	(349,917)

Net unrealized appreciation	$945,118	$805,710	$3,717,569	$4,103,672

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Funds Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 27, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	May 27, 2005